Income Taxes - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
PRC Statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax rates in different tax jurisdiction	(35.10%)	(2.50%)	(0.30%)
Effect of preferential tax rate for qualified HNTE entities	(8.60%)	(5.40%)	(6.00%)
Additional deduction for research and development expenditures	125.10%	17.70%	8.50%
Share-based compensation	141.20%	(19.70%)	(10.50%)
Permanent book-tax differences	(11.60%)	1.60%	(1.40%)
Change in valuation allowance	44.30%	(22.40%)	(16.60%)
Effective tax rates	30.00%	(5.70%)	(1.30%)